Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions		6 Months Ended
		Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 € / shares	Jun. 30, 2024 € / shares
Disclosure of classes of share capital [line items]
Repurchases of shares	[1]	$ (7,038)	$ (7,020)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares		6,115,031,158	6,524,109,049
Beginning balance		$ 510	$ 544
Repurchases of shares (in shares) | shares		(202,687,052)	(199,993,563)
Repurchases of shares	[1],[2]	$ (17)	$ (17)
Ending balance (in shares) | shares		5,912,344,106	6,324,115,486
Ending balance		$ 493
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Ending balance			$ 528
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares				€ 0.07	€ 0.07

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.
[2]	See Note 4 “Share capital”.